Related Party Transactions_Compensation To Key Management(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	₩ 20,026	₩ 18,727	₩ 15,852
Post-employment benefits	1,068	785	691
Share-based payments	13,303	14,944	7,527
Total	34,397	34,456	24,070
Registered directors (executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	8,111	8,540	7,757
Post-employment benefits	672	425	418
Share-based payments	6,369	7,434	4,213
Total	15,152	16,399	12,388
Registered directors (non-executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	1,133	1,030	960
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,133	1,030	960
Non-registered directors
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	10,782	9,157	7,135
Post-employment benefits	396	360	273
Share-based payments	6,934	7,510	3,314
Total	₩ 18,112	₩ 17,027	₩ 10,722